Redeemable Non-Controlling Interests - Schedule of Redeemable Non-Controlling Interests Activity (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Redeemable Non-Controlling Interests Activity [Abstract]
Beginning balance	¥ 7,197	¥ 6,522	¥ 5,947
Accretion of redeemable non-controlling interests	766	675	575
Ending balance	¥ 7,963	¥ 7,197	¥ 6,522